Financial Instruments - Carrying Values and Estimated Fair Values (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-Derivatives:
Cash and cash equivalents	$ 1,151,221	$ 566,384	$ 679,225	$ 878,838
Trade accounts receivable and accrued income	35,518	29,667
Current portion of long-term debt and short-term debt	(301,202)	(521,282)
Long-term debt	(2,456,822)	(930,973)
Derivatives:
Deposits, money market deposits	920,500	301,800
Interest income, money market deposits	32,600	35,300
Deferred financing costs	47,013	22,686
Engineering, Procurement and Construction Agreement. MKII EPC
Non-Derivatives:
Trade accounts payable	(91,000)	(100,200)
Gimi conversion
Non-Derivatives:
Trade accounts payable	$ (5,000)	(80,900)
Perenco | Golar debt
Derivatives:
Equity method investment, ownership percentage	10.15%
Carrying value
Non-Derivatives:
Cash and cash equivalents	$ 1,151,221	566,384
Restricted cash and short-term deposits, carrying value	64,196	150,198
Trade accounts receivable and accrued income	35,518	29,667
Interest receivable from money-market deposits and bank accounts	3,353	2,053
Receivable from IRS derivatives	269	1,745
Trade accounts payable	(123,605)	(198,906)
Current portion of long-term debt and short-term debt	(305,037)	(337,299)
Current portion of long-term debt - 2021 Unsecured Bonds	0	(189,642)
Long-term debt	(1,125,000)	(948,000)
Long-term debt - 2025 Convertible Bonds	(575,000)	0
Carrying value | Oil and gas derivative
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 20)	12,726	105,828
Carrying value | Interest rate swap
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 20)	2,551	33,417
Carrying value | 2024 Unsecured Bonds
Non-Derivatives:
Long-term debt - Unsecured Bonds	(300,000)	0
Carrying value | 2025 Senior Unsecured Notes
Non-Derivatives:
Long-term debt - Unsecured Bonds	(500,000)	0
Level 1 | Fair value
Non-Derivatives:
Cash and cash equivalents, fair value	1,151,221	566,384
Restricted cash and short-term deposits, fair value	64,196	150,198
Trade accounts receivable, fair value	35,518	29,667
Interest receivable from money-market deposits and bank accounts, fair value	3,353	2,053
Receivable from IRS derivatives, fair value	269	1,745
Trade accounts payable, fair value	(123,605)	(198,906)
Current portion of long-term debt, fair value	0	(191,147)
Level 1 | Fair value | 2024 Unsecured Bonds
Non-Derivatives:
Long-term debt - Unsecured Bonds, fair value	(299,511)	0
Level 1 | Fair value | 2025 Senior Unsecured Notes
Non-Derivatives:
Long-term debt - Unsecured Bonds, fair value	(481,325)	0
Level 2 | Fair value
Non-Derivatives:
Current portion of long-term debt and short-term debt, fair value	(305,037)	(337,299)
Long-term debt, fair value	(1,125,000)	(948,000)
Long-term debt - 2025 Convertible Bonds, fair value	(555,473)	0
Level 2 | Fair value | Oil and gas derivative
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 20)	12,726	105,828
Level 2 | Fair value | Interest rate swap
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 20)	$ 2,551	$ 33,417